INCOME TAXES - Schedule of Components for Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States	$ (90,611)	$ (38,396)
International	500	(186)
Loss before income taxes	$ (90,111)	$ (38,582)